Equity-Based Compensation - Valuation Assumptions of Performance Based Nonvested Stock Awards (Detail) - $ / shares	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average expected volatility	56.10%	52.60%	51.00%
Expected dividend yield	0.00%	0.00%	0.00%
Weighted-average risk free rate	0.60%	0.70%	1.46%
Performance Based Nonvested Stock Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average fair value	$ 4.70	$ 3.04	$ 8.96
Weighted-average expected volatility	58.30%	44.20%	37.00%
Expected dividend yield	0.00%	0.00%	0.00%
Weighted-average risk free rate	0.90%	0.90%	0.90%